RELATED PARTY TRANSACTIONS (Detail Narrative) - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Disclosure of transactions between related parties [abstract]
Accrued interest revenue	$ 8,137	$ 53,367	$ 2,500